Schedule of share capital shares (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Share Capital
Ordinary stock value
Ordinary shares authorized	1,500,000	11,700,000	11,700,000
Ordinary shares issued and fully paid	$ 8,524	$ 66,916	$ 58,500